Events occurring after the reporting period	9 Months Ended
Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period	Events occurring after the reporting periodOn April 25, 2023, the Group completed a global private placement primarily to existing major shareholders raising approximately $40.0 million, net of transaction costs. There were no other events that have occurred after March 31, 2023 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.